Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Other real estate owned	$ 1,674	$ 1,548
Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,674	1,544
Other assets owned		4
Impaired loans, net of allowance	40,715	62,763
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned
Other assets owned
Impaired loans, net of allowance
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned
Other assets owned
Impaired loans, net of allowance
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,674	1,544
Other assets owned		4
Impaired loans, net of allowance	$ 40,715	$ 62,763